To Shareholders

EV Classic National Limited Maturity Municipals Fund had a total return of 1.5% for the six months ended September 30, 1996, the result of a decline in net asset value per share to $9.52 on September 30, 1996 from $9.57 on March 31, 1996, and the reinvestment of $0.191 per share in dividends.+ That return does not include contingent deferred sales charges incurred by certain redeeming shareholders. Based on the Fund's most recent dividend and a net asset value of $9.52, the Fund had a distribution rate of 3.96% at September 30. To equal that in a taxable investment, a couple paying the 36% federal tax rate would need a yield of 6.19%.

This year started well for bond investors, as the Federal Reserve lowered the Federal Funds Rate - the rate banks charge each other for overnight loans and a key short-term interest rate barometer - to 5.25%. Investors' optimism was short-lived, however, as Fed Chairman Alan Greenspan suggested in his spring Congressional testimony that, in light of current economic growth, the next move in rates could possibly be higher. By midsummer, employment data showed that job creation was exceeding market estimates, and that the labor market was indeed tightening.

The fall brought news that job growth had cooled from the blistering pace set early in the year and that inflation was still not a threat. However, the economic data still have failed to give a clear indication of the economy's future direction.

Accordingly, the Federal Reserve effectively put its monetary policy on hold until after the November elections.

We believe that an investment in municipal bonds continues to represent good value for tax-conscious investors for several reasons. First, the nation's economy remains subdued and recent indicators suggest a possible slowdown in the first half of 1997. More importantly, inflation remains well under control.

Second, the deficit has been reduced significantly. At present, the deficit as a percentage of GDP is the smallest of all industrialized nations, alleviating near-term borrowing needs. Finally, and perhaps most important, the tax burden of our citizens is still extraordinarily high. Municipal bonds remain one of the better ways for most individuals to relieve that burden and keep more of what they work so hard to earn.We believe that, despite the occasional market fluctuations, a steadfast, long-term outlook is the best way to reap the advantages of tax-free investing.

                                        Sincerely

                                        /s/ Thomas J. Fetter

[PHOTO - THOMAS J. FETTER]              Thomas J. Fetter
                                        President
                                        November 4, 1996

+ A portion of the Portfolio's income could be subject to federal alternative minimum tax.

                             Management Discussion

An interview with Raymond E. Hender, Vice President, and Portfolio Manager of the National Limited Maturity Municipals Portfolio.

Q.   Ray, how would you describe the bond market in recent months?

A. Volatility has certainly been the hallmark of the bond market for much of the year. Many investors had been anticipating a slowdown in the second half of the year, but the economy not only maintained its momentum, it proved a bit stronger than expected. For example, third quarter GDP rose 2.2%, following a 4.7% surge in the second quarter attributed to a rebuilding of inventories by business. The economy's strength in the face of weaker expectations has contributed to the bond market's increasing volatility during the year.

Q.   Why has the market been unable to settle on one direction?

A. The employment reports in March and April started the ball rolling, with much stronger-than-expected job data. However, no sooner had the market digested that information, than we again saw some anecdotal signs of weakness. That pattern continued through the period. Finally, prior to the Fed's most recent Open Market Committee meeting in September, the market anticipated that the Fed would elect to raise interest rates. Defying expectations, the Fed decided to stand pat. Actually, the mere threat of a Fed rate hike had caused the markets to adjust, eliminating the need for Fed action. In any event, the market's expectations have contributed to the volatility throughout the period and made this a fairly difficult investment environment. That's been as true of the municipal market as it has of the Treasury market.


                                    [PHOTO]
                          [CAPTION: Raymond E. Hender]


Q.   How would you characterize supply and demand in the municipal market?

A. Municipal supply has been relatively light and about equal to reduced demand. With a strong stock market for much of the year, investors have generally focused less on fixed-income vehicles. Much of the municipal supply has consisted of insured bonds, which made the municipal market more generic in nature. By that, I mean that quality spreads - the yield difference between bonds of varying quality - have diminished. That has made it considerably more difficult to find bargains in the investment grade segment of the market.

-------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

Q.   What changes have you made to the Portfolio in recent months?

A. We've made several shifts in recent months. First, we've extended the duration of the Portfolio beyond the mid-point of our duration range. Recent signs point to a weakening of the economy at some point, either in the fourth quarter of this year or some time early next year. By extending duration - a measure of responsiveness to interest rate changes we are increasing the Portfolio's exposure to a potential market rally. Second, we've added more aggressive coupons to the Portfolio by trading current and premium coupon bonds for discount bonds. Typically, discounts have greater potential for capital appreciation in a stable-to-lower interest rate environment. Finally, we've improved the Portfolio's call protection, which also tends to improve upside potential.

     We've redoubled our efforts in the non-rated segment of the market. While the Portfolio remains highly diversified, our selective use of non-rated bonds should provide new opportunities for the Portfolio. In those efforts, we benefit from the depth and ample resources of the Eaton Vance research department.

Q.   Could you focus briefly on Eaton Vance's municipal research department?

A. At Eaton Vance, we maintain a strong research effort, with analysts dedicated to each state as well as to various industry sectors. We, therefore, can be assured of full coverage of the important developments within those areas and know that our standards are applied uniformly. That is particularly critical in assessing non-rated bonds or lower-rated bonds. This in-depth research is helpful in determining which bonds may present good opportunities, and, conversely, which do not meet our criteria.

Q.   Have you made many sector changes to the Portfolio?

A. There has not been much change in terms of sectors. With the states fairing better in the past year, the general obligation sector has been fairly stable. Elsewhere, we continue to monitor the electric utility sector closely. Deregulation, together with wholesale and retailing wheeling - the sale of power to customers in another service area - is certain to radically alter that industry. In the health care sector, we have upgraded the quality of our hospital holdings, focusing increasingly on the large, well-managed systems that should fare well in a changing health care scene. That has included several subsets of health care, including continuing care communities and nursing homes. These alternative-care facilities are beneficiaries from the nation's aging populations as well as from the push in the political arena to find more effective and less costly ways to deliver high-quality health care. Finally, in the solid waste sector, we have been increasingly selective. The New Jersey court mandates initially sent shockwaves through the entire solid waste sector. But the market is once again focusing on the underlying fundamentals of individual projects and we have limited our exposure to those that we view as the strongest.

Q.   Looking ahead, what is your outlook for the market?

A. Predicting the direction of interest rates with any degree of certainty is difficult. I would, however, agree with the consensus that, in the near-term, the economy is likely to weaken. The major question is whether the sharp employment growth of this year will fuel inflation. If inflation does not result, we are likely to see a stable-to-lower interest rate scenario. That should be a favorable backdrop for the overall bond market.

     With the vast majority of refunding having been completed, the market is not likely to suffer from severe supply pressures in the coming year. That's important because there should then be a good balance between supply and demand. Naturally, past trends don't necessarily provide a clue to future perform-ance. But intermediate-term municipal bonds should continue to offer yields that are over 80% of taxable yields, according to Bloomberg Financial. In my view, that illustrates the continuing degree of value in this segment of the municipal market. For investors who want the benefits of tax-free income while limiting their volatility, the intermediate-term sector of the market merits close attention.

-------------------------------------------------------------------------------
The National Economy:

The nation's economy showed signs of stalling in the third quarter, following a stronger- than-expected growth rate in the second quarter. Third quarter Gross Domestic Product rose at a 2.2% pace, according to preliminary figures, well below the 4.7% rate achieved in the second quarter. Importantly, much of the growth was attributed to the rebuilding of inventories, as well as to investment in equipment and technology. Consumer demand, which accounts for two-thirds of U.S. economic activity, remained stagnant. Further growth may depend on a stronger cons-umer sector in coming months. Meanwhile, the weak economic picture appears to have justified the Federal Reserve's stand-pat policy, and should provide a fairly good climate for the bond market.
-------------------------------------------------------------------------------

Portfolio Overview

[GRAPHIC OF THE UNITED STATES]

Based on market value as of September 30, 1996

Number of issues                             70
Average quality                               A
Investment grade                           81.2%
Average duration                      5.43 years.

Largest sectors:
  General obligations                      13.3%
  Hospitals                                11.6
  Education revenue                         9.6
  Transportation                            7.0
  Insured general obligations               6.9*

* Private insurance does not remove the market risks that are associated with this investment.

             EV Classic National Limited Maturity Municipals Fund

                             Financial Statements

                     Statement of Assets and Liabilities
-------------------------------------------------------------------------------
                         September 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

 Assets:
 Investment in National Limited Maturity
  Municipals Portfolio, at value (Note 1A)
   (identified cost, $11,168,583)                              $11,281,311
 Deferred organization expenses (Note 1D)                           16,603
                                                               -----------
      Total assets                                             $11,297,914

Liabilities:
 Dividends payable                                $ 8,732
 Payable for Fund shares redeemed                  86,484
 Payable to affiliate --
  Trustees' fees                                       41
 Accrued expenses                                   3,824
                                                  -------
      Total liabilities                                             99,081
                                                               -----------

Net Assets for 1,176,847 shares of
  beneficial interest outstanding                              $11,198,833
                                                               ===========
Sources of Net Assets:
 Paid-in capital                                               $12,200,470
 Accumulated net realized loss on investment
  and financial futures transactions
   (computed on the basis of identified cost)                   (1,115,712)
 Accumulated undistributed net investment
  income                                                             1,347
 Unrealized appreciation of investments and
  financial futures contracts from Portfolio
  (computed on the basis of identified cost)                       112,728
                                                               -----------
      Total                                                    $11,198,833
                                                               ===========
Net Asset Value, Offering Price and
  Redemption Price (Note 6) Per Share
  ($11,198,833 / 1,176,847 shares of
  beneficial interest outstanding)                                $9.52
                                                                  =====

                        See notes to financial statements

                           Statement of Operations
-------------------------------------------------------------------------------
               Six Months Ended September 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

 Investment Income (Note 1B):
 Interest income allocated from Portfolio                      $ 350,405
 Expenses allocated from Portfolio                               (34,975)
                                                               ---------
    Net investment income from Portfolio                       $ 315,430

Expenses --
 Compensation of Trustees not members of the
   Administrator's organization                  $     82
 Custodian fees (Note 1F)                           1,499
 Distribution fees (Note 5)                        52,897
 Transfer and dividend disbursing agent fees        3,317
 Printing and postage                               6,842
 Legal and accounting services                      7,495
 Registration costs                                 4,503
 Amortization of organization expenses (Note
  1D)                                               3,812
 Miscellaneous                                      2,041
                                                  -------
      Net expenses                                                82,488
                                                               ---------
        Net investment income                                  $ 232,942
                                                               ---------

Realized and Unrealized Gain (Loss) on
  Investments:
 Net realized loss from Portfolio --
  Investment transactions (identified cost
  basis)                                         $(64,839)
  Financial futures contracts                     (93,639)
                                                 --------
    Net realized loss                                          $(158,478)
 Change in unrealized appreciation of
  investments                                                     83,695
                                                               ---------
      Net realized and unrealized loss                         $ (74,783)
                                                               ---------
        Net increase in net assets from operations             $ 158,159
                                                               =========

                       See notes to financial statements

                     Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                       Six Months Ended
                                                       September 30, 1996        Year Ended
                                                          (Unaudited)          March 31, 1996
                                                       ------------------      --------------
Increase (Decrease) in Net Assets:
 From operations --
  Net investment income                                    $   232,942           $    612,920
  Net realized loss on investments                            (158,478)              (148,713)
  Change in unrealized appreciation of investments              83,695                300,018
                                                           -----------           ------------
   Net increase in net assets from operations              $   158,159           $    764,225
                                                           -----------           ------------
 Distributions to shareholders (Note 2) --
  From net investment income                               $  (232,942)          $   (611,406)
  In excess of net investment income                              (271)                    --
                                                           -----------           ------------
   Total distributions to shareholders                     $  (233,213)          $   (611,406)
                                                           -----------           ------------
 Transactions in shares of beneficial
  interest (Note 3) --
  Proceeds from sales of shares                            $   667,485           $  3,062,233
  Net asset value of shares issued to
  shareholders in payment of distributions
  declared                                                     144,210                381,127
  Cost of shares redeemed                                   (1,763,014)           (11,300,488)
                                                           -----------           ------------
   Decrease in net assets from Fund share
  transactions                                             $  (951,319)          $ (7,857,128)
                                                           -----------           ------------
    Net decrease in net assets                             $(1,026,373)          $ (7,704,309)

Net Assets:
 At beginning of period                                     12,225,206             19,929,515
                                                           -----------           ------------
 At end of period (including accumulated
  undistributed net investment
   income of $1,347 and $1,618,
  respectively)                                            $11,198,833           $ 12,225,206
                                                           ===========           ============


                       See notes to financial statements

                             Financial Highlights
-------------------------------------------------------------------------------

                                                                                                   Year Ended March 31,
                                                                       Six Months Ended
                                                                      September 30, 1996
                                                                          (Unaudited)         1996         1995         1994**
                                                                      -------------------   -------     -------        -------
Net asset value, beginning of period                                        $ 9.570         $ 9.530     $ 9.550        $10.000
                                                                            -------         -------     -------        -------
Income from operations:
 Net investment income                                                      $ 0.188         $ 0.379     $ 0.375        $ 0.104
 Net realized and unrealized gain (loss) on
  investments                                                                (0.050)          0.039       0.026+++      (0.421)
                                                                            -------         -------     -------        -------
  Total income (loss) from operations                                       $ 0.138         $ 0.418     $ 0.401        $(0.317)
                                                                            -------         -------     -------        -------
Less distributions:
 From net investment income                                                 $(0.188)        $(0.378)    $(0.375)       $(0.104)
 In excess of net investment income                                              --              --      (0.046)        (0.029)
                                                                            -------         -------     -------        -------
  Total distributions                                                       $(0.188)        $(0.378)    $(0.421)       $(0.133)
                                                                            -------         -------     -------        -------
Net asset value, end of period                                              $ 9.520         $ 9.570     $ 9.530        $ 9.550
                                                                            =======         =======     =======        =======
Total return (1)                                                               1.49%           4.42%       4.35%         (3.32)%
Ratios/Supplemental Data*:
 Net assets, end of period (000 omitted)                                    $11,199         $12,225     $19,930        $26,046
 Ratio of net expenses to average daily net
  assets (2)(3)                                                                2.01%+          1.72%       1.57%          1.53%+
 Ratio of net expenses to average daily net
  assets after custodian fee reduction (2)                                     2.00%+          1.71%
 Ratio of net investment income to average
  daily net assets                                                             3.97%+          3.95%       4.01%          3.10%+

*For the period from the start of business, December 8, 1993, to March 31, 1994, and for the years ended March 31, 1995 and 1996, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:
Net investment income per share                                                             $ 0.349     $ 0.353        $ 0.093
                                                                                            =======     =======        =======
Ratios (As a percentage of average daily net
  assets):
 Expenses (2)(3)                                                                               2.03%       1.81%         1.87%+
 Net investment income                                                                         3.64%       3.77%         2.76%+


 **For the period from the start of business, December 8, 1993, to March 31,
   1994.
  +Computed on an annualized basis.
+++The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Computed on a nonannualized basis.
(2)Includes the Fund's share of National Limited Maturity Municipals Portfolio's (Portfolio) allocated expenses.
(3)The annualized expense ratios for the six months ended September 30, 1996 and the year ended March 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the periods ended on or before March 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements
8

                        Notes to Financial Statements
                                 (Unaudited)

(1) Significant Accounting Policies
EV Classic National Limited Maturity Municipals Fund (the Fund), formerly EV Classic National Limited Maturity Tax Free Fund, is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.3% at September 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation--Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes--The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $727,766 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which will otherwise be necessary to relieve the Fund of any liability for federal income taxes. Such capital loss carryover will expire on March 31, 2003 ($283,163) and March 31, 2004 ($444,603). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses--Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Expense Reduction--Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

G. Other--Investment transactions are accounted for on a trade date basis.

H. Interim Financial Information--The interim financial statements relating to September 30, 1996 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Distributions to Shareholders
The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1997 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              Six Months Ended
                                             September 30, 1996    Year Ended
                                                (Unaudited)      March 31, 1996
                                             ------------------  --------------
Sales                                               70,273            317,139
Issued to shareholders electing to receive
  payments of distributions in Fund shares          15,189             39,524
Redemptions                                       (185,808)        (1,171,026)
                                                  --------         ----------
  Net decrease                                    (100,346)          (814,363)
                                                  ========         ==========

(4) Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations (Note 5).

(5) Distribution Plan

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $44,081 to or payable to EVD for the six months ended September 30, 1996, representing 0.75% (annualized) of average daily net assets. At September 30, 1996, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $3,372,000.

   In addition, the Plan permits the Fund to make monthly payments of service fees to the Principal Underwriter in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed 0.15% of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six months ended September 30, 1996, in the amount of $8,816. EVD makes monthly service fee payments to Authorized Firms in amounts anticipated to be equivalent to 0.15%, annualized, of the assets maintained in the Fund by their customers. On sales of shares made on January 30, 1995 and thereafter, EVD currently expects to pay to an Authorized Firm a service fee at the time of sale equal to 0.15% of the purchase price of the shares sold by such Firm and monthly payments of service fees in amounts not expected to exceed 0.15% per annum of the Funds' average daily net assets based on the value of Fund shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by a Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain officers and Trustees of the Fund and Portfolio are officers or directors of EVD.

(6) Contingent Deferred Sales Charges

For shares purchased on or after January 30, 1995, a contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 1996, EVD received approximately $400 of CDSC paid by shareholders.

(7) Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1996, aggregated $770,708 and $2,074,465, respectively.

                National Limited Maturity Municipals Portfolio

                           Portfolio of Investments
                              September 30, 1996
                                 (Unaudited)
                         Tax-Exempt Investments--100%

Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------
                                         Assisted Living--0.9%
  NR         NR            $1,105        Arizona Health Facilities Authority Assisted
                                           Living Facilities, (Mesa Project), 7.625%,
                                           1/1/06                                         $ 1,105,155
                                                                                          -----------
                                         Cogeneration--4.2%
  NR         BBB-          $1,120        New Jersey Economic Development Authority
                                           Heating & Cooling, (Trigen-Trenton Project),
                                           (AMT), 6.10%, 12/1/04                          $ 1,127,034
  NR         NR             1,800        Pennsylvania Economic Development Authority,
                                           Resource Recovery, (Northampton), (AMT),
                                           6.75%, 1/1/07                                    1,831,680
  NR         BBB-           2,000        Pennsylvania Economic Development Authority,
                                           Resource Recovery, (AMT), (Culver Project),
                                           6.75%, 1/1/07                                    2,094,260
                                                                                          -----------
                                                                                          $ 5,052,974
                                                                                          -----------
                                         Education Revenue--9.6%
  Aa         NR            $1,500        Arizona Educational Loan Marketing Corporation,
                                           (AMT), 6.00%, 9/1/01                           $ 1,550,025
  NR         NR             1,900        Arizona Educational Loan Marketing Corporation,
                                           (AMT), 6.25%, 6/1/06                             1,953,884
  A          NR             1,000        Arizona Student Loan Acquisition Authority,
                                           (AMT), 7.625%, 5/1/10                            1,083,720
  A          NR             1,000        Arkansas Student Loan Authority, (AMT), 6.25%,
                                           6/1/10                                             999,890
  A          NR             1,500        Maine Educational Loan Marketing Corporation,
                                           (AMT), 6.90%, 11/1/03                            1,584,780
  A1         A+             1,730        Massachusetts Health and Educational Facilities
                                           Authority, Tufts University Issue, 7.40%,
                                           8/1/18                                           1,849,145
  Ba1        NR             1,000        New Hampshire Higher Education & Health
                                           Facilities Authority, Colby Sawyer College,
                                           7.20%, 6/1/12                                    1,006,910
  A          NR             1,415        The State of Texas, Texas College Student Loan
                                           Senior Lien, 7.45%, 10/1/06                      1,452,865
                                                                                          -----------
                                                                                          $11,481,219
                                                                                          -----------
                                         Escrowed--3.1%
  Aaa        AAA           $1,720        Corpus Christi TX, (FGIC), Prerefunded to 3/1/02,
                                           6.70%, 3/1/08                                  $ 1,878,292
  Aaa        AAA            1,500        Grand Ledge, Michigan, Public School District,
                                           (MBIA), Prerefunded to 5/1/04, 7.875%, 5/1/11    1,805,655
                                                                                          -----------
                                                                                          $ 3,683,947
                                                                                          -----------
                                         General Obligations--13.3%
  Aaa        AA+           $1,500        Baltimore County, Maryland, 6.00%, 7/1/05        $ 1,609,800
  NR         NR             1,000        Cleveland, Ohio, City School District, 6.50%,
                                           6/15/97                                          1,001,360
  Aaa        AAA            1,000        Dallas County, Texas, Unlimited Tax (Road
                                           Improvement), 6.50%, 8/15/08                     1,057,380

12

Tax-Exempt Investments (Continued)

Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------

                                         General Obligations--(Continued)
  Aa1        AAA            2,750        City of Dallas, Texas, 5.00%, 2/15/15 (3)          2,550,103
  Ba1        BBB            5,000        City of Detroit, Michigan, 6.50%, 4/1/02 (2)       5,215,050
  Aaa        AA+            1,000        State of Georgia, 6.00%, 3/1/04                    1,073,400
  NR         NR             3,270        Youngstown, Ohio County School District, 6.40%,
                                           7/1/00                                           3,352,469
                                                                                          -----------
                                                                                          $15,859,562
                                                                                          -----------
                                         Hospitals--11.6%
  NR         BBB           $1,250        Alexander City, Alabama, Special Care Facilities
                                           Financing Authority, (Russell Hospital Corp.),
                                           5.75%, 12/1/08                                 $ 1,215,825
  NR         BBB            1,250        Alexander City, Alabama, Special Care Facilities
                                           Financing Authority, (Russell Hospital Corp.),
                                           6.00%, 12/1/10                                   1,224,225
  A1         AA-            1,500        Anchorage, Alaska, Hospital Revenue Bonds,
                                           (Sisters of Providence Project), 6.75%, 10/1/00   1,613,055
  Baa        BBB            1,500        Colorado Health Facilities Authority, (Rocky
                                           Mountain Adventist Project), 6.00%, 2/1/98       1,511,235
  Baa        NR             1,355        Flint, Michigan, Hospital Authority, (Hurley
                                           Medical Center), 5.75%, 7/1/03                   1,340,718
  Aa         AA-            2,500        Greenville, South Carolina, Hospital System,
                                           (Board of Trustees), 5.25%, 5/1/17               2,304,900
  NR         BBB-           1,000        Lufkin, Texas, Health Facilities Development
                                           Corporation, (Memorial Health System of East
                                           Texas), 6.50%, 2/15/06                             997,120
  Baa        BB             1,570        Massachusetts Health and Educational Facilities
                                           Authority, (Milford Whitinsville Hospital),
                                           7.125%, 7/15/02                                  1,581,916
  Baa        BBB-           2,000        Richardson, Texas, Hospital Authority,
                                           (Richardson Medical Center), 6.50%, 12/1/12      2,001,120
                                                                                          -----------
                                                                                          $13,790,114
                                                                                          -----------
                                         Housing--5.4%
  Baa        NR            $1,125        Illinois Development Finance Authority, Elderly
                                           Housing, (Rome Meadows Project), 6.40%, 2/1/03 $ 1,129,500
  Baa        NR             1,145        Illinois Development Finance Authority, Elderly
                                           Housing, (Rome Meadows Project), 6.65%, 2/1/06   1,151,171
  Baa        NR             1,005        Illinois Development Finance Authority, Elderly
                                           Housing, (Mattoon Tower Project--Section 8),
                                           6.35%, 7/1/10                                      996,698
  Aa         AA             2,895        Wyoming Community Development Agency, (Single
                                           Family Mortgage Bonds), (FHA/VA Mortgages),
                                           (AMT), 7.20%, 6/1/10                             3,111,893
                                                                                          -----------
                                                                                          $ 6,389,262
                                                                                          -----------

                                                                              13

Portfolio of Investments (Continued)
Tax-Exempt Investments (Continued)

Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------

                                         Industrial Development Revenue--6.5%
  NR         NR            $  690        Austin, Texas, Cargoport Development LLC
                                           Project, (AMT), 7.50%, 10/1/07                  $  689,993
  NR         NR               455        Austin, Texas, Cargoport Development LLC
                                           Project, (AMT), 8.30%, 10/1/21                     454,995
  NR         NR             3,980        Jackson, Tennessee, Industrial Development
                                           Board, Solid Waste Disposal (Owens-Corning
                                           Fiberglass), (AMT), 6.25%, 3/31/04 (2)           3,998,268
  NR         NR               500        Kimball, Nebraska, Economic Development
                                           Authority, (Clean Harbors Inc.), 10.75%, 9/1/26    502,560
  Baa2       BBB            2,000        Memphis-Shelby County, Tennessee, Airport,
                                           (Federal Express), 6.75%, 9/1/12                 2,093,240
                                                                                          -----------
                                                                                           $7,739,056
                                                                                          -----------
                                         Insured Cogeneration--1.2%
  Aaa        AAA           $1,500        Dade County, Florida, Resource Recovery,
                                           (AMBAC), (AMT), 5.35%, 10/1/08                  $1,476,540
                                                                                           ----------
                                         Insured General Obligations--6.9%
  Aaa        AAA           $1,280        Corpus Christi, Texas, (FGIC), 6.70%, 3/1/08      $1,381,977
  Aaa        AAA            1,300        El Paso, Texas, (AMBAC), 5.00%, 8/15/12            1,218,607
  Aaa        AAA            2,835        LaPorte County, Indiana, Multi School Building
                                           Corporation, (MBIA), 0.00%, 7/1/13               1,071,856
  Aaa        AAA            2,500        LaPorte County, Indiana, Multi School Building
                                           Corporation, (MBIA), 0.00%, 1/15/14                916,675
  Aaa        AAA            4,000        Commonwealth of Massachusetts, (MBIA), 4.875%,
                                           10/1/13                                          3,664,160
                                                                                          -----------
                                                                                           $8,253,275
                                                                                          -----------
                                         Insured Hospital--0.9%
  Aaa        AAA           $1,000        Kentucky Development Finance Authority, (St.
                                           Luke's Hospital) (MBIA), 7.30%, 10/1/03         $1,086,310
                                                                                          -----------
                                         Insured Housing--6.1%
  Aaa        AAA           $2,115        Massachusetts State Housing Finance Authority,
                                           (Harborpoint Project), (AMBAC), (AMT), 6.20%,
                                           12/1/10                                         $2,137,525
  Aaa        AAA            4,000        Massachusetts State Housing Finance Authority,
                                           (MBIA), 6.10%, 7/1/15                            4,081,680
  Aaa        AAA            1,000        Massachusetts State Housing Finance Authority,
                                           (AMBAC), (AMT), 6.00%, 1/1/04                    1,047,070
                                                                                          -----------
                                                                                           $7,266,275
                                                                                          -----------
                                         Insured Lease Revenue/Certificate of
                                           Participation--1.3%
  Aaa        AAA           $1,500        Texas State Public Finance Authority, (AMBAC),
                                           5.60%, 2/1/00                                   $1,542,420
                                                                                          -----------

14


Tax-Exempt Investments (Continued)

Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------
                                         Insured Transportation--4.3%
  Aaa        AAA           $1,100        Metropolitan Washington D.C. Airport Authority,
                                           (MBIA), 7.60%, 10/1/14                          $1,208,691
  Aaa        AAA            1,500        Port of Houston Authority of Harris County, Texas,
                                           (MBIA) 5.75%, 5/1/02                             1,538,160
  Aaa        AAA            2,270        Texas Turnpike Authority, (FGIC), 6.00%, 1/1/03
                                           (1)                                              2,381,571
                                                                                          -----------
                                                                                           $5,128,422
                                                                                          -----------
                                         Insured Water & Sewer--1.6%
  Aaa        AAA           $2,000        Burbank, California, Wastewater Treatment,
                                           (FGIC), 5.50%, 6/1/15                           $1,963,240
                                                                                          -----------
                                         Life Care--0.4%
  NR         NR            $  475        Vermont State Industrial Development Authority,
                                           (Wake Robins Project), 8.00%, 4/1/09            $  483,712
                                                                                          -----------
                                         Miscellaneous--2.2%
  NR         NR            $1,515        Santa Fe, New Mexico, Industrial Revenue
                                           Custodial Receipts, (Crow Hobbs Project),
                                           8.25%, 9/1/05                                   $1,519,530
  Aa         AA             1,000        Virginia State Public School Authority, 6.00%,
                                           8/1/01                                           1,055,930
                                                                                          -----------
                                                                                           $2,575,460
                                                                                          -----------
                                         Nursing Homes--6.0%
  NR         A+            $4,000        California Statewide Nursing Homes, (Pacific
                                           Homes), 5.90%, 4/1/09                           $4,007,880
  NR         NR             1,500        Massachusetts State Industrial Finance Agency,
                                           Health Care Facilities, (Age Institute of MA
                                           Project), 7.60%, 11/1/05                         1,506,675
  NR         NR             1,550        St. Tammany Public Trust Finance Authority,
                                           Louisiana, (Christwood Project), 8.75%,
                                           11/15/05                                         1,657,074
                                                                                          -----------
                                                                                           $7,171,629
                                                                                          -----------

                                         Transportation--7.0%
  Baa        BBB           $2,000        Denver, Colorado City & County Airport,
                                           (AMT),7.00%, 11/15/99                           $2,120,460
  NR         NR             1,225        Eagle County, Colorado, Airport Terminal
                                           Corporation Project, (American Airlines),
                                           (AMT), 6.75%, 5/1/06                             1,257,022
  Baa3       BB+            3,500        Kenton County, Kentucky, Airport Revenue Special
                                           Facilities, (Delta Airlines Project),
                                           (AMT),7.50%, 2/1/20                              3,745,665
  NR         NR             1,180        Los Angeles, California, Regional Airport
                                           Improvement Corporate Lease Project,
                                           (TransWorld Airlines), 6.125%, 5/15/00           1,174,017
                                                                                          -----------
                                                                                           $8,297,164
                                                                                          -----------

                                                                              15

Portfolio of Investments (Continued)
Tax-Exempt Investments (Continued)


Ratings (unaudited)
                        Principal
           Standard     Amount
Moody's    & Poor's     (000 omitted)    Security                                            Value
-----------------------------------------------------------------------------------------------------

                                         Utility Revenue--6.6%
  Aa1        AA-           $1,545        Conservation and Renewable Energy System,
                                           Washington Conservation Project, 5.55%,
                                           10/1/02                                       $  1,604,730
  Aa3        AA-            1,000        Chicago, Illinois, Gas Supply Revenue Bonds,
                                           (The Peoples Gas Light and Coke Company
                                           Project), 7.50%, 3/1/15                          1,102,640
  Aa1        AA             1,000        Jacksonville Electric Authority, St. John's
                                           River Power System, 6.75%, 10/1/05               1,093,210
  Ba1        BB+            1,500        Farmington, New Mexico, PCR, (Public Service
                                           Company of New Mexico--San Juan Project),
                                           6.00%, 3/1/08                                    1,470,810
  Aa2        AA             2,500        Jefferson County, Kentucky, Louisville Gas
                                           and Electric Company Project, (AMT),
                                           7.75%, 2/1/19                                    2,650,475
                                                                                         ------------
                                                                                         $  7,921,865
                                                                                         ------------
                                         Water & Sewer Revenue--0.9%
  Aa         AA            $1,000        Harris County, Texas, Flood Control District,
                                           7.125%, 10/1/00                               $  1,091,942
                                                                                         ------------
                                         Total Tax-Exempt Investments (identified cost,
                                           $117,307,269)                                 $119,359,543
                                                                                         ============

(1) When-issued security.

(2) Security has been segregated to cover when-issued securities.

(3) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 22.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 6.2% to 12.9% of total investments.

At September 30, 1996, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:

    Texas                                                    17%
    Massachusetts                                            13%
    Others, representing less than 5% individually           70%


                       See notes to financial statements

                             Financial Statements
                     Statement of Assets and Liabilities
-------------------------------------------------------------------------------
                        September 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

 Assets:
 Investments, at value (Note 1A) (identified
  cost, $117,307,269)                                          $119,359,543
 Cash                                                                   234
 Receivable for daily variation margin on
  open financial futures contracts (Note 1F)                         16,875
 Receivable for investments sold                                  3,043,588
 Interest receivable                                              2,408,365
 Deferred organization expenses (Note 1D)                             3,917
                                                               ------------
      Total assets                                             $124,832,522

Liabilities:
 Payable for when-issued security (Note 1F)     $2,566,931
 Demand note payable (Note 3)                    1,460,000
 Payable to affiliate --
  Trustees' fees                                     2,044
 Accrued expenses                                   12,731
                                                ----------
      Total liabilities                                           4,041,706
                                                               ------------
Net Assets applicable to investors' interest
  in Portfolio                                                 $120,790,816
                                                               ============
Sources of Net Assets:
 Net proceeds from capital contributions and
  withdrawals                                                  $118,810,152
 Unrealized appreciation of investments and
  financial futures contracts (computed on the
  basis of identified cost)                                       1,980,664
                                                               ------------
      Total                                                    $120,790,816
                                                               ============

                        See notes to financial statements

                            Statement of Operations
-------------------------------------------------------------------------------
               Six Months Ended September 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

 Investment Income:
 Interest Income                                              $ 3,801,589
 Expenses --
  Investment adviser fee (Note 2)             $   303,767
  Compensation of Trustees not members of
  the Investment Adviser's organization             4,217
  Custodian fees (Note 1G)                         35,459
  Legal and accounting services                    20,896
  Bond Pricing                                      5,044
  Amortization of organization expenses
  (Note 1D)                                         1,237
  Miscellaneous                                    18,136
                                              -----------
    Total expenses                            $   388,756
  Deduct reduction of custodian fee (Note 1G)       9,260
                                              -----------
     Net expenses                                                 379,496
                                                              -----------
      Net investment income                                   $ 3,422,093
                                                              -----------
Realized and Unrealized Gain (Loss):
 Net realized loss--
  Investment transactions (identified cost
  basis)                                      $  (697,999)
  Financial futures contracts                  (1,014,251)
                                              -----------
   Net realized loss on investments                           $(1,712,250)
 Change in unrealized appreciation
  (depreciation) of--
  Investments                                 $   942,178
  Financial futures contracts                     (71,610)
                                              -----------
   Net change in unrealized appreciation                          870,568
                                                              -----------
    Net realized and unrealized loss                          $  (841,682)
                                                              -----------
     Net increase in net assets from operations               $ 2,580,411
                                                              ===========

                       See notes to financial statements

                     Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                              Six Months Ended
                                             September 30, 1996       Year Ended
                                                 (Unaudited)        March 31, 1996
                                             ------------------     --------------
Increase (Decrease) in Net Assets:
 From operations--
  Net investment income                         $  3,422,093         $  7,759,487
  Net realized gain (loss) on investments         (1,712,250)           1,454,592
  Change in unrealized appreciation
  (depreciation) of investments                      870,568             (359,938)
                                                ------------         ------------
   Net increase in net assets from
    operations                                  $  2,580,411         $  8,854,141
                                                ------------         ------------
 Capital transactions--
  Contributions                                 $ 27,705,252         $ 15,935,762
  Withdrawals                                    (44,271,215)         (59,634,339)
                                                ------------         ------------
   Decrease in net assets resulting from
  capital transactions                          $(16,565,963)        $(43,698,577)
                                                ------------         ------------
    Total decrease in net assets                $(13,985,552)        $(34,844,436)
Net Assets:
 At beginning of period                          134,776,368          169,620,804
                                                ------------         ------------
 At end of period                               $120,790,816         $134,776,368
                                                ============         ============

--------------------------------------------------------------------------------
                              Supplementary Data
--------------------------------------------------------------------------------


                                                 Six Months Ended
                                                September 30, 1996               Year Ended March 31,
                                                    (Unaudited)           1996         1995         1994*
                                                ------------------      --------    ---------     ---------
Ratios (As a percentage of average daily net
  assets):
 Expenses (1)                                           0.61%+            0.57%         0.53%        0.52%+
 Expenses after custodian fee reduction                 0.60%+            0.56%           --           --
 Net investment income                                  5.37%+            5.08%         5.02%        4.74%+
Portfolio Turnover                                        28%               68%           56%          21%
Net assets, end of period (000 omitted)              $120,791           134,776      $169,621     $177,842

  + Annualized.
  * For the period from the start of business, May 3, 1993, to March 31, 1994.
(1) The annualized expense ratios for the six months ended September 30, 1996 and for the year ended March 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before March 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

                        Notes to Financial Statements
                                 (Unaudited)

(1) Significant Accounting Policies

National Limited Maturity Municipals Portfolio (the Portfolio) is a mutual fund seeking to provide a high level of income exempt from regular federal income tax and limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes--The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses--Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts--Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. When-issued and Delayed Delivery Transaction--The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

G. Expense Reduction--Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

H. Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other--Investment transactions are accounted for on a trade date basis.

J. Interim Financial Information--The interim financial statements relating to September 30, 1996 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1996, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $303,767. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 1996, no significant amounts have been deferred.

(3) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank, a portion of which is discretionary. The Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. At September 30, 1996, the Portfolio had a balance outstanding pursuant to this line of credit of $1,460,000. The Portfolio did not have any significant borrowings or allocated fees during the period.

(4) Investments
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $35,902,539 and $53,504,781, respectively.

(5) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                   $117,307,269
                                 ============
Gross unrealized appreciation    $  2,249,612
Gross unrealized depreciation         197,338
                                 ------------
  Net unrealized appreciation    $  2,052,274
                                 ============

(6) Financial Instruments
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 1996 is as follows:

 Futures Contracts                                       Net Unrealized
 Expiration Date          Contracts          Position     Depreciation
------------------   ----------------------  --------    ---------------
12/96                60 U.S. Treasury Bonds   Short          (71,610)

At September 30, 1996 the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

                            Investment Management

EV Classic
National
Limited Maturity
Municipals Fund
24 Federal Street
Boston, MA 02110

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director,
United Asset Management
Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and
Consultant

------------------------------------------------------------------------------


National
Limited Maturity
Municipals
Portfolio
24 Federal Street
Boston, MA 02110


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

Raymond E. Hender
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate
School of Business
Administration

Norton H. Reamer
President and Director,
United Asset Management
Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and
Consultant

[COVER]

                               Investment Adviser
                                  of National
                           Limited Maturity Municipals
                                   Portfolio
                         Boston Management and Research
                               24 Federal Street
                                Boston, MA 02110

                                Administrator of
                              EV Classic National
                        Limited Maturity Municipals Fund
                             Eaton Vance Management
                               24 Federal Street
                                Boston, MA 02110

                             Principal Underwriter
                         Eaton Vance Distributors, Inc.
                               24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                   Custodian
                         Investors Bank & Trust Company
                                89 South Street
                                 P.O. Box 1537
                             Boston, MA 02205-1537

                                 Transfer Agent
                       First Data Investor Services Group
                            Attn: Eaton Vance Funds
                                 P.O. Box 5123
                           Westborough, MA 01581-5123


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV Classic National
  Limited Maturity Municipals Fund
24 Federal Street
Boston, MA 02110                                                 C-LNASRC-11/96


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                [GRAPHIC OF FRONT PORCH WITH HANGING U.S. FLAG]

                                   EV Classic
                                    National
                                Limited Maturity
                                Municipals Fund

                               Semi-Annual Report
                               September 30, 1996